068 P2 06/24

FRANKLIN ALTERNATIVE STRATEGIES FUNDS

SUPPLEMENT DATED JUNE 3, 2024

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

EACH DATED OCTOBER 1, 2023 OF

K2 ALTERNATIVE STRATEGIES FUND (THE “FUND”)

Effective June 3, 2024, the Fund’s summary prospectus and prospectus are amended as follows:

1) The following is added to the section titled “Fund Summary – Portfolio Managers” of the Fund’s summary prospectus and prospectus:

Lillian C. Knight, CFA

Head of Investment Management of K2 Advisors and portfolio manager of the Fund since June 2024.

Art Vinokur, CFA

Senior Vice President and Head of Manager Research of K2 Advisors and portfolio manager of the Fund since June 2024.

2)  The following footnote is added to all references to Brooks Ritchey in the Fund’s summary prospectus and prospectus:

 * It is anticipated that Mr. Ritchey will retire and step down as a member of the Fund’s portfolio management team on or about September 30, 2024.

3) The following is inserted into the table in the section titled “Fund Details – Management” section of the Fund’s prospectus:

Name of Sub-Advisor	Strategy	Address of Sub-Advisor
Franklin Advisers, Inc.	Relative Value	One Franklin Parkway, San Mateo, CA 94403

4) The following portfolio managers are added to the section titled “Fund Details – Management” of the Fund’s prospectus:

Lillian C. Knight, CFA Head of Investment Management of K2 Advisors

Ms. Knight has been a portfolio manager of the Fund since June 2024. She joined K2 Advisors in 2004.

Art Vinokur, CFA Senior Vice President and Head of Manager Research of K2 Advisors

Mr. Vinokur has been a portfolio manager of the Fund since June 2024. He joined K2 Advisors in 2004.

5) The following replaces the first sentence of the seventh paragraph in the section titled “Fund Details – Management” of the Fund’s prospectus:

 As co-lead portfolio managers, Messrs. Ritchey, Christian, Zanolla and Vinokur and Ms. Knight are jointly and primarily responsible for the day-to-day management of the Fund.

Please retain this supplement for future reference.